Summary of Significant Accounting Policies - Additional Information 3 (Detail) $ in Thousands	1 Months Ended	3 Months Ended							12 Months Ended
	Jan. 31, 2015 ExecutiveOfficer	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Operations And Summary Of Significant Accounting Policies [Line Items]
Conversion ratio of oil to natural gas in units of production									One barrel of oil for six thousand cubic feet of natural gas
Impairment of unproved oil and natural gas properties		$ 385	$ 5,090	$ 23,040	$ 40,432	$ 487			$ 68,947	$ 487	$ 33,000
Impairment of oil and gas properties		254,246	$ 544,714	$ 1,984	$ 403	$ 59,997	$ 15	$ 256	$ 801,347	60,268	$ 652
Impaired oil and gas properties fair value										$ 18,000
Percentage decline of future cash flow estimates before possible impairment									30.00%
Possible impairment of evaluated oil and gas properties		$ 130,000							$ 130,000
Acquired interest in corporate airplane	20.00%								20.00%
Pre-Acquisition Company interest in corporate airplane	80.00%
Pre-Acquisition executive officers interest in corporate airplane	20.00%
Number of executive officers | ExecutiveOfficer	2
Consideration paid for interest in corporate airplane									$ 1,700
Minimum
Operations And Summary Of Significant Accounting Policies [Line Items]
Property and equipment estimated useful lives									3 years
Maximum
Operations And Summary Of Significant Accounting Policies [Line Items]
Property and equipment estimated useful lives									31 years 6 months